Property, Plant and Equipment:	3 Months Ended
Mar. 31, 2012
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2012
Machinery and equipment	$18,985,828	$–	$18,985,828
Furniture and office equipment	518,944	(468,696)	50,248
Leasehold improvements	41,190	(41,190)	–
Venezuelan property and equipment	1,397,625	(1,312,459)	85,166
	$20,943,587	$(1,822,345)	$19,121,242

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$–	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626

Machinery and equipment includes amounts paid for equipment previously intended for use on the Brisas project. At December 31, 2011 equipment with a carrying value of approximately $0.45 million was reclassified to assets held for sale and sold during the first quarter of 2012 for its carrying value. Equipment classified as assets held for sale at December 31, 2010 was sold during the first quarter of 2011 for $8.3 million and the Company recorded a gain on sale of $0.3 million.